Share-based compensation	12 Months Ended
Mar. 31, 2019
Share-based compensation
Share-based compensation

18           Share-based compensation

At the annual general meeting of the Company on February 18, 2011 (the “Adoption Date”), the shareholders of the Company approved a RSU scheme for the purpose of attracting and retaining skilled and experienced personnel. Certain administrative provisions of the RSU scheme were subsequently amended by the Board of Directors of the Company in August 2014. The RSU scheme will be valid and effective for a period of ten years commencing from the Adoption Date of the RSU Scheme.

On December 15, 2014 (the “Grant Date”), the Company granted a total of 7,300,000 RSUs to certain executives, directors and key employees (the “RSU Grantees”) under the RSU scheme. The RSUs will be vested in whole at any time during its valid period, subject to the fulfilment of certain operational and/or financial performance targets as set by relevant committee of the Company’s Board of Directors. Upon vesting, each RSU shall be entitled to the transfer or issue of one ordinary share in the share capital of the Company. The RSUs were exercisable only if the RSU Grantees remained employed by the Company. The fair value of each RSU was US$4.15, which was based on the market price of the ordinary shares of the Company at the Grant Date. During the year ended March 31, 2017, the RSUs granted had not been vested. There were 7,300,000 RSUs outstanding and nil exercisable as of March 31, 2017 with a weighted average remaining contract life of 1 year.

During the year ended March 31, 2018, 1,000,000 RSUs were cancelled upon the resignation of one of the grantees. Previously recognized share-based compensation expense was therefore written back in the year ended March 31, 2018.

In May 2017 (the “Second Grant Date”), 1,000,000 additional RSUs were issued to the RSU Grantees under the RSU scheme. The additional RSUs vested in whole at any time during its valid period, subject to the fulfilment of certain operational and/or financial performance targets as set by relevant committee of the Company’s Board of Directors. Upon vesting, each additional RSU was entitled to the transfer or issue of one ordinary share in the share capital of the Company. The additional RSUs were exercisable only if the additional RSU Grantees remained employed by the Company. The fair value of each additional RSU was US$7.68, which was based on the market price of the ordinary shares of the Company at the Second Grant Date.

During the year ended March 31, 2018, all 7,300,000 RSUs outstanding were fully vested. As of March 31, 2018 and 2019, no RSUs were issued and outstanding.

Share-based compensation expense recognized for RSUs is allocated to the following expense items:

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Direct costs	1,565	1,920	—	—
Sales and marketing	17,408	(1,534)	—	—
General and administrative	43,268	83,882	—	—
Total share-based compensation expense	62,241	84,268	—	—